SHAREHOLDERS' DEFICIT - Warrants (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Balance at beginning of period	206,000	197,000
Debenture, warrants issued		9,000
Warrants expired	(11,026)
Warrants issued	750,000
Warrants exercised	(750,000)
Balance at end of period	194,974	206,000